SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Rate of Depreciation of Property, Plant and Equipment [Table Text Block]
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers, peripheral and scientific equipment	33
Office furniture and equipment	25

Non Employee Stock Awards [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company estimates the fair value of stock options granted with the following weighted-average assumptions for 2011, 2012 and 2013:

	December 31,
	2013	2012	2011
Risk-free interest rate	0.45% – 1.75%	0.69% – 1.78%	0.34% – 3.52%
Expected volatility	67.4% – 85.55%	78.9% – 89.99%	51.1% – 87.7%
Expected life (in years)	3.7 – 6.25	4.5 – 10.0	0.5 – 8.1
Expected dividend yield	0%	0%	0%